FCF P1 12/22

SUPPLEMENT DATED DECEMBER 16, 2022

TO THE PROSPECTUS DATED FEBRUARY 1, 2022

OF

FRANKLIN FOCUSED GROWTH FUND

(a series of Franklin Custodian Funds)

The prospectus is amended as follows:

The following paragraphs are added to the beginning of the “Fund Summaries” and “Fund Details” sections of the prospectus:

I. Proposed Conversion of Fund to ETF

At a meeting held on December 14-15, 2022, the Board of Trustees of the Franklin Custodian Funds approved the reorganization of the Franklin Focused Growth Fund (the “Mutual Fund”) into the Franklin Focused Growth ETF (the “ETF”), a newly-organized series of the Franklin Templeton ETF Trust, pursuant to an Agreement and Plan of Reorganization.

If the Agreement and Plan of Reorganization is approved by the shareholders of the Mutual Fund, the reorganization of the Mutual Fund would consist of (1) the transfer of substantially all of the Mutual Fund’s assets, subject to its liabilities, to the ETF for shares of the ETF; and (2) the distribution of the ETF shares to the Mutual Fund’s shareholders in complete liquidation of the Mutual Fund. The new ETF will be managed in a substantially similar manner as the Mutual Fund, and the ETF’s investment objective, principal investment strategies, investment adviser and portfolio management team will be the same as that of the corresponding Mutual Fund, except that the ETF, unlike the Mutual Fund, will be a non-diversified fund (within the meaning of the Investment Company Act of 1940) which means that it will generally invest a greater proportion of its assets in the securities of one or more issuers and will invest overall in a smaller number of issuers than a diversified fund.

A notice of a special meeting of shareholders and a proxy statement/prospectus seeking shareholder approval for the Agreement and Plan of Reorganization and containing information about the ETF, reasons for the proposed reorganization and potential benefits to the Mutual Fund’s shareholders, will be sent to the shareholders of the Mutual Fund in the second calendar quarter of 2023.

If the reorganization is approved by the Mutual Fund’s shareholders, each class of shares of the Mutual Fund, other than Advisor Class shares, will then be converted into Advisor Class shares (without a contingent deferred sales charge or other charge) prior to the reorganization. After such conversion, any fractional shares held by shareholders will be redeemed, and the Mutual Fund will distribute the redemption proceeds to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

In addition, shareholders who do not currently have a brokerage account will need to open a brokerage account prior to the closing of the reorganization to receive and hold the ETF shares distributed in the reorganization (or alternatively the shares will be held in a default trustee account on behalf of the shareholder).

Upon the closing of the reorganization of the Mutual Fund, each shareholder of the Mutual Fund will receive shares of the ETF having the same aggregate net asset value as the shares of the Mutual

Fund they held on the date of the reorganization and become a shareholder of the ETF. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization, except to the extent that they receive cash in connection with the redemption of any fractional shares prior to the reorganization. If approved by the shareholders of the Mutual Fund, it is anticipated that the reorganization of the Mutual Fund would occur in the fourth quarter of 2023.

II. Waivers of Sales Charges

Effective March 1, 2023, any front-end sales charges applicable to the purchase of Mutual Fund shares or contingent deferred sales charges applicable to the redemption of Mutual Fund shares will be waived.

Please keep this supplement with your prospectus for future reference.

FCF SA1 12/22

SUPPLEMENT DATED DECEMBER 16, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2022

OF

FRANKLIN FOCUSED GROWTH FUND

(a series of Franklin Custodian Funds)

The Statement of Additional Information (“SAI”) is amended as follows:

I. Proposed Conversion of Fund to ETF

At a meeting held on December 14-15, 2022, the Board of Trustees of the Franklin Custodian Funds approved the reorganization of the Franklin Focused Growth Fund (the “Mutual Fund”) into the Franklin Focused Growth ETF (the “ETF”), a newly-organized series of the Franklin Templeton ETF Trust, pursuant to an Agreement and Plan of Reorganization.

If the Agreement and Plan of Reorganization is approved by the shareholders of the Mutual Fund, the reorganization of the Mutual Fund would consist of (1) the transfer of substantially all of the Mutual Fund’s assets, subject to its liabilities, to the ETF for shares of the ETF; and (2) the distribution of the ETF shares to the Mutual Fund’s shareholders in complete liquidation of the Mutual Fund. The new ETF will be managed in a substantially similar manner as the Mutual Fund, and the ETF’s investment objective, principal investment strategies, investment adviser and portfolio management team will be the same as that of the corresponding Mutual Fund, except that the ETF, unlike the Mutual Fund, will be a non-diversified fund (within the meaning of the Investment Company Act of 1940) which means that it will generally invest a greater proportion of its assets in the securities of one or more issuers and will invest overall in a smaller number of issuers than a diversified fund.

A notice of a special meeting of shareholders and a proxy statement/prospectus seeking shareholder approval for the Agreement and Plan of Reorganization and containing information about the ETF, reasons for the proposed reorganization and potential benefits to the Mutual Fund’s shareholders, will be sent to the shareholders of the Mutual Fund in the second calendar quarter of 2023.

If the reorganization is approved by the Mutual Fund’s shareholders, each class of shares of the Mutual Fund, other than Advisor Class shares, will then be converted into Advisor Class shares (without a contingent deferred sales charge or other charge) prior to the reorganization. After such conversion, any fractional shares held by shareholders will be redeemed, and the Mutual Fund will distribute the redemption proceeds to those shareholders. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

In addition, shareholders who do not currently have a brokerage account will need to open a brokerage account prior to the closing of the reorganization to receive and hold the ETF shares distributed in the reorganization (or alternatively the shares will be held in a default trustee account on behalf of the shareholder).

Upon the closing of the reorganization of the Mutual Fund, each shareholder of the Mutual Fund will receive shares of the ETF having the same aggregate net asset value as the shares of the Mutual Fund they held on the date of the reorganization and become a shareholder of the ETF. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization, except to the extent that they receive cash in connection with the redemption of any fractional shares prior to the reorganization. If approved by the shareholders of the Mutual Fund, it is anticipated that the reorganization of the Mutual Fund would occur in the fourth quarter of 2023.

II. Waivers of Sales Charges

Effective March 1, 2023, any front-end sales charges applicable to the purchase of Mutual Fund shares or contingent deferred sales charges applicable to the redemption of Mutual Fund shares will be waived.

Please keep this supplement with your SAI for future reference.